Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated August 12, 2022
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia Sustainable International Equity Income ETF	3/1/2022
Columbia Sustainable U.S. Equity Income ETF	3/1/2022
On August 12, 2022, the Board of Trustees of Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's name, investment objective, principal investment strategies, principal risks, tracked index, and, for Columbia Sustainable International Equity Income ETF only, its performance benchmark, all effective October 14, 2022 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, the Funds' names will change as indicated in the table below. Accordingly, on the Effective Date, all references to Current Fund Names in the Prospectus are hereby deleted and replaced with the New Fund Names.
Current Fund Names	New Fund Names Effective October 14, 2022
Columbia Sustainable International Equity Income ETF	Columbia International ESG Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF	Columbia U.S. ESG Equity Income ETF
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Summary of Columbia Sustainable International Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia Sustainable International Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia International ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® International ESG Equity Income Index (the Index).
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia Sustainable International Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
The Fund uses an indexing investment approach that seeks to replicate the performance of the Index.
The Fund invests at least 80% of its assets in the component securities of the Index and depositary receipts representing such securities (or if depositary receipts are component securities of the Index, the underlying stocks of such depositary receipts).
The Index was developed and is owned by Columbia Management Investment Advisers, LLC (the Investment Manager). The Index was designed to provide exposure to foreign (developed markets) large- and mid-cap companies (excluding real estate investment trusts (REITs)) that the Investment Manager believes offer total return opportunity, while incorporating the Investment Manager’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The Index holds and the Fund typically invests in foreign companies in at least three countries, other than the U.S.
The Index is comprised of a subset of 100 companies within the MSCI EAFE Index, a third-party index owned by MSCI Inc. Starting with the MSCI EAFE Index, the Index screens to exclude REITs from the Index, screens to include in the Index only companies that have a forward annualized dividend yield of greater than or equal to 1%, and screens to include in the Index only companies that have an ESGM Rating of a 1 or 2, as further described below. The Index also applies screens to exclude companies operating in certain industries or that breach certain international standards and principles (as described below). The resulting companies are then scored on a sector and region relative basis through the application of a systematic, rules-based methodology that focuses on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors. The top 100 highest-scoring securities are then included in the Index, which is market capitalization weighted.
A company’s recognition and management of its material ESG exposures and related disclosures can provide an additional lens through which to understand the quality, leadership, strategic focus, risk management and operational standards of the company. In assessing what the material ESG exposures are for a company, the Investment Manager, through the ESGM Ratings system, draws on the Sustainability Accounting Standards Board (SASB) materiality framework (which may be amended from time to time), in an effort to identify the most financially material ESG risk and opportunity factors for 11 sectors and 77 underlying industries, as defined by the Sustainable Industry Classification System® (SICS®). The ESGM Ratings system seeks to identify and assess potential material ESG factors, essentially material risk and opportunity exposures, in companies. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future.
The ESGM Ratings provide subjective (based on the Investment Manager’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. The ESGM Ratings system draws on the SASB framework, which uses SICS® to group companies based on shared sustainability risks and opportunities, which, as with the SICS® methodology, may change over time. To calculate a company’s ESGM Rating, an ESGM score is calculated for companies in the same SASB® SICS® sector and region, and then these ESGM-scored companies are ranked as follows. A company rating of 1 reflects the Investment Manager’s then-current subjective assessment that the company is managing ESG risks and opportunities in the top quintile of its peers. Conversely, a company rating of 5 reflects the Investment Manager’s then-current subjective assessment that the company is managing its material ESG risks and opportunities in the bottom quintile of its peers. Companies in the MSCI EAFE Index that do not report or publish data relating to their SICS® industry-specific ESG materiality factors under the SASB framework will not receive an ESGM Rating by the Investment Manager and, being unrated, are not eligible for inclusion in the Index.
At Index reconstitution, a company must have an ESGM Rating of 1 or 2 to be eligible for inclusion in the Index. A company’s ESGM Rating may change, including to be downgraded, after Index reconstitution. If a company is subsequently rated a 3, 4 or 5, it will not be removed from the Index until the next reconstitution.
The Index at reconstitution excludes issuers failing certain criteria, which may be changed at any time, with respect to the production, sale or distribution of conventional weapons, controversial weapons and nuclear weapons, tobacco production, thermal coal mining and power generation, and international standards and principles (companies potentially in breach of the United Nations (UN) Global Compact, the International Labour Organization Labour Standards, and the UN Guiding Principles on Business and Human Rights). Certain of these exclusions are based on revenue derived by an issuer above certain thresholds from sectors or activities. For purposes of excluding companies based on breaches of international standards and principles, companies may be assessed as suitable for inclusion in the Index if, in the opinion of the Investment Manager, there are tangible mitigating factors for the company to be held. The exclusions are applied at Index reconstitution, which means that a company will not be removed from the Index between reconstitutions even if it meets the thresholds for exclusion from the Index.
The Index is reconstituted on a quarterly basis in February, May, August, and November.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all of the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the starting universe index by MSCI or the Index by the Investment Manager.
The Fund is passively managed and pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology developed by the Investment Manager to select Index holdings and weightings does not set limits on sector or industry exposures (other than the exclusions described above). To the extent the Index is concentrated in a particular sector or industry, the Fund will be concentrated in that sector or industry.
The Fund reserves the right to substitute a different index for the Index without the approval of the Fund’s shareholders.
The information under the subsection “Principal Risks” in the “Summary of Columbia Sustainable International Equity Income ETF” section is hereby revised to add Environmental, Social and Governance Investment Research Tools Risk to the list of certain Principal Risks in the first sentence of the subsection, and to replace Index Methodology Risk and Environmental, Social and Governance Investing Risk as follows:
Index Methodology Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index may not follow its stated methodology for construction or errors may be made in Index computation, construction and reconstitution, despite any procedures designed to prevent such occurrences and despite due diligence conducted by the Investment Manager. Errors may result in a negative performance impact to the Fund and its shareholders.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend upon the quality and accuracy of the assumptions and framework (which may be amended over time) upon which these research tools are based, as well as the accuracy and availability of data they employ, which may be based on proprietary and/or third-party research, or may be provided by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index. The inability to assign an ESGM Rating to such companies may also affect the relative ESGM Ratings, and therefore the eligibility for inclusion in the Index, of companies that are assigned ESGM Ratings.
In connection with the changes to Columbia Sustainable International Equity Income ETF's Investment Objective, Principal Investment Strategies and tracked index in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia Sustainable International Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective October 14, 2022 (Index Change Date), Columbia Sustainable International Equity Income ETF compares its performance to that of the Beta Advantage® International ESG Equity Income Index (the New Index). Prior to the Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage® Sustainable International Equity Income 100 Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name, tracked index, Investment Objective and Principal Investment Strategies. The returns of the Former Index will be shown for a one-year transition period.
Also, prior to the Index Change Date, the Fund compared its performance to the MSCI World ex USA Value Index, which will change to the MSCI EAFE Value Index, effective the Index Change Date.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.
Summary of Columbia Sustainable U.S. Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia Sustainable U.S. Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® U.S. ESG Equity Income Index (the Index).
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia Sustainable U.S. Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
The Fund uses an indexing investment approach that seeks to replicate the performance of the Index. The Fund invests at least 80% of its assets in the component securities of the Index.
The Index was developed and is owned by Columbia Management Investment Advisers, LLC (the Investment Manager). The Index was designed to provide exposure to U.S. large- and mid-cap companies (excluding real estate investment trusts (REITs)) that the Investment Manager believes offer total return opportunity, while incorporating the Investment Manager’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings).
The Index is comprised of a subset of 100 companies within the MSCI USA Index, a third-party index owned by MSCI Inc. Starting with the MSCI USA Index, the Index screens to exclude REITs from the Index, screens to include in the Index only companies that have a forward annualized dividend yield of greater than or equal to 1%, and screens to include in the Index only companies that have an ESGM Rating of a 1 or 2, as further described below. The Index also applies screens to exclude companies operating in certain industries or that breach certain international standards and principles (as described below). The resulting companies are then scored on a sector relative basis through the application of a systematic, rules-based methodology that focuses on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors. The top 100 highest-scoring securities are then included in the Index, which is market capitalization weighted.
A company’s recognition and management of its material ESG exposures and related disclosures can provide an additional lens through which to understand the quality, leadership, strategic focus, risk management and operational standards of the company. In assessing what the material ESG exposures are for a company, the Investment Manager, through the ESGM Ratings system, draws on the Sustainability Accounting Standards Board (SASB) materiality framework (which may be amended from time to time), in an effort to identify the most financially material ESG risk and opportunity factors for 11 sectors and 77 underlying industries, as defined by the Sustainable Industry Classification System® (SICS®). The ESGM Ratings system seeks to identify and assess potential material ESG factors, essentially material risk and opportunity exposures, in companies. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future.
The ESGM Ratings provide subjective (based on the Investment Manager’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. The ESGM Ratings system draws on the SASB framework, which uses SICS® to group companies based on shared sustainability risks and opportunities, which, as with the SICS® methodology, may change over time. To calculate a company’s ESGM Rating, an ESGM score is calculated for companies in the same SASB® SICS® sector and region, and then these ESGM-scored companies are ranked as follows. A company rating of 1 reflects the Investment Manager’s then-current subjective assessment that the company is managing ESG risks and opportunities in the top quintile of its peers. Conversely, a company rating of 5 reflects the Investment Manager’s then-current subjective assessment that the company is managing its material ESG risks and opportunities in the bottom quintile of its peers. Companies in the MSCI USA Index that do not report or publish data relating to their SICS® industry-specific ESG materiality factors under the SASB framework will not receive an ESGM Rating by the Investment Manager and, being unrated, are not eligible for inclusion in the Index.
At Index reconstitution, a company must have an ESGM Rating of 1 or 2 to be eligible for inclusion in the Index. A company’s ESGM Rating may change, including to be downgraded, after Index reconstitution. If a company is subsequently rated a 3, 4 or 5, it will not be removed from the Index until the next reconstitution.
The Index at reconstitution excludes issuers failing certain criteria, which may be changed at any time, with respect to the production, sale or distribution of conventional weapons, controversial weapons and nuclear weapons, tobacco production, thermal coal mining and power generation, and international standards and principles (companies potentially in breach of the United Nations (UN) Global Compact, the International Labour Organization Labour Standards, and the UN Guiding Principles on Business and Human Rights).  Certain of these exclusions are based on revenue derived by an issuer above certain thresholds from sectors or activities. For purposes of excluding companies based on breaches of international standards and principles, companies may be assessed as suitable for inclusion in the Index if, in the opinion of the Investment Manager, there are tangible mitigating factors for the company to be held. The exclusions are applied at Index reconstitution, which means that a company will not be removed from the Index between reconstitutions even if it meets the thresholds for exclusion from the Index.
The Index is reconstituted on a quarterly basis in February, May, August, and November.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all of the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the starting universe index by MSCI or the Index by the Investment Manager.
The Fund is passively managed and pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology developed by the Investment Manager to select Index holdings and weightings does not set limits on sector or industry exposures (other than the exclusions described above). To the extent the Index is concentrated in a particular sector or industry, the Fund will be concentrated in that sector or industry.
The Fund reserves the right to substitute a different index for the Index without the approval of the Fund’s shareholders.
The information under the subsection “Principal Risks” in the “Summary of Columbia Sustainable U.S. Equity Income ETF” section is hereby revised to add Environmental, Social and Governance Investment Research Tools Risk to the list of certain Principal Risks in the first sentence of the subsection, and to replace Index Methodology Risk and Environmental, Social and Governance Investing Risk as follows:
Index Methodology Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index may not follow its stated methodology for construction or errors may be made in Index computation, construction and reconstitution, despite any procedures designed to prevent such occurrences and despite due diligence conducted by the Investment Manager. Errors may result in a negative performance impact to the Fund and its shareholders.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend upon the quality and accuracy of the assumptions and framework (which may be amended over time) upon which these research tools are based, as well as the accuracy and availability of data they employ, which may be based on proprietary and/or third-party research, or may be provided by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index. The inability to assign an ESGM Rating to such companies may also affect the relative ESGM Ratings, and therefore the eligibility for inclusion in the Index, of companies that are assigned ESGM Ratings.
In connection with the changes to Columbia Sustainable U.S. Equity Income ETF's Investment Objective, Principal Investment Strategies and tracked index in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia Sustainable U.S. Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective October 14, 2022 (Index Change Date), Columbia Sustainable U.S. Equity Income ETF compares its performance to that of the Beta Advantage® U.S. ESG Equity Income Index (the New Index). Prior to the Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage® Sustainable U.S. Equity Income 100 Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name, tracked index, Investment Objective and Principal Investment Strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date, reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Columbia Sustainable International Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated August 12, 2022
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia Sustainable International Equity Income ETF	3/1/2022
Columbia Sustainable U.S. Equity Income ETF	3/1/2022
On August 12, 2022, the Board of Trustees of Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's name, investment objective, principal investment strategies, principal risks, tracked index, and, for Columbia Sustainable International Equity Income ETF only, its performance benchmark, all effective October 14, 2022 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, the Funds' names will change as indicated in the table below. Accordingly, on the Effective Date, all references to Current Fund Names in the Prospectus are hereby deleted and replaced with the New Fund Names.
Current Fund Names	New Fund Names Effective October 14, 2022
Columbia Sustainable International Equity Income ETF	Columbia International ESG Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF	Columbia U.S. ESG Equity Income ETF
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Summary of Columbia Sustainable International Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia Sustainable International Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia International ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® International ESG Equity Income Index (the Index).
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia Sustainable International Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
The Fund uses an indexing investment approach that seeks to replicate the performance of the Index.
The Fund invests at least 80% of its assets in the component securities of the Index and depositary receipts representing such securities (or if depositary receipts are component securities of the Index, the underlying stocks of such depositary receipts).
The Index was developed and is owned by Columbia Management Investment Advisers, LLC (the Investment Manager). The Index was designed to provide exposure to foreign (developed markets) large- and mid-cap companies (excluding real estate investment trusts (REITs)) that the Investment Manager believes offer total return opportunity, while incorporating the Investment Manager’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The Index holds and the Fund typically invests in foreign companies in at least three countries, other than the U.S.
The Index is comprised of a subset of 100 companies within the MSCI EAFE Index, a third-party index owned by MSCI Inc. Starting with the MSCI EAFE Index, the Index screens to exclude REITs from the Index, screens to include in the Index only companies that have a forward annualized dividend yield of greater than or equal to 1%, and screens to include in the Index only companies that have an ESGM Rating of a 1 or 2, as further described below. The Index also applies screens to exclude companies operating in certain industries or that breach certain international standards and principles (as described below). The resulting companies are then scored on a sector and region relative basis through the application of a systematic, rules-based methodology that focuses on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors. The top 100 highest-scoring securities are then included in the Index, which is market capitalization weighted.
A company’s recognition and management of its material ESG exposures and related disclosures can provide an additional lens through which to understand the quality, leadership, strategic focus, risk management and operational standards of the company. In assessing what the material ESG exposures are for a company, the Investment Manager, through the ESGM Ratings system, draws on the Sustainability Accounting Standards Board (SASB) materiality framework (which may be amended from time to time), in an effort to identify the most financially material ESG risk and opportunity factors for 11 sectors and 77 underlying industries, as defined by the Sustainable Industry Classification System® (SICS®). The ESGM Ratings system seeks to identify and assess potential material ESG factors, essentially material risk and opportunity exposures, in companies. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future.
The ESGM Ratings provide subjective (based on the Investment Manager’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. The ESGM Ratings system draws on the SASB framework, which uses SICS® to group companies based on shared sustainability risks and opportunities, which, as with the SICS® methodology, may change over time. To calculate a company’s ESGM Rating, an ESGM score is calculated for companies in the same SASB® SICS® sector and region, and then these ESGM-scored companies are ranked as follows. A company rating of 1 reflects the Investment Manager’s then-current subjective assessment that the company is managing ESG risks and opportunities in the top quintile of its peers. Conversely, a company rating of 5 reflects the Investment Manager’s then-current subjective assessment that the company is managing its material ESG risks and opportunities in the bottom quintile of its peers. Companies in the MSCI EAFE Index that do not report or publish data relating to their SICS® industry-specific ESG materiality factors under the SASB framework will not receive an ESGM Rating by the Investment Manager and, being unrated, are not eligible for inclusion in the Index.
At Index reconstitution, a company must have an ESGM Rating of 1 or 2 to be eligible for inclusion in the Index. A company’s ESGM Rating may change, including to be downgraded, after Index reconstitution. If a company is subsequently rated a 3, 4 or 5, it will not be removed from the Index until the next reconstitution.
The Index at reconstitution excludes issuers failing certain criteria, which may be changed at any time, with respect to the production, sale or distribution of conventional weapons, controversial weapons and nuclear weapons, tobacco production, thermal coal mining and power generation, and international standards and principles (companies potentially in breach of the United Nations (UN) Global Compact, the International Labour Organization Labour Standards, and the UN Guiding Principles on Business and Human Rights). Certain of these exclusions are based on revenue derived by an issuer above certain thresholds from sectors or activities. For purposes of excluding companies based on breaches of international standards and principles, companies may be assessed as suitable for inclusion in the Index if, in the opinion of the Investment Manager, there are tangible mitigating factors for the company to be held. The exclusions are applied at Index reconstitution, which means that a company will not be removed from the Index between reconstitutions even if it meets the thresholds for exclusion from the Index.
The Index is reconstituted on a quarterly basis in February, May, August, and November.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all of the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the starting universe index by MSCI or the Index by the Investment Manager.
The Fund is passively managed and pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology developed by the Investment Manager to select Index holdings and weightings does not set limits on sector or industry exposures (other than the exclusions described above). To the extent the Index is concentrated in a particular sector or industry, the Fund will be concentrated in that sector or industry.
The Fund reserves the right to substitute a different index for the Index without the approval of the Fund’s shareholders.
The information under the subsection “Principal Risks” in the “Summary of Columbia Sustainable International Equity Income ETF” section is hereby revised to add Environmental, Social and Governance Investment Research Tools Risk to the list of certain Principal Risks in the first sentence of the subsection, and to replace Index Methodology Risk and Environmental, Social and Governance Investing Risk as follows:
Index Methodology Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index may not follow its stated methodology for construction or errors may be made in Index computation, construction and reconstitution, despite any procedures designed to prevent such occurrences and despite due diligence conducted by the Investment Manager. Errors may result in a negative performance impact to the Fund and its shareholders.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend upon the quality and accuracy of the assumptions and framework (which may be amended over time) upon which these research tools are based, as well as the accuracy and availability of data they employ, which may be based on proprietary and/or third-party research, or may be provided by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index. The inability to assign an ESGM Rating to such companies may also affect the relative ESGM Ratings, and therefore the eligibility for inclusion in the Index, of companies that are assigned ESGM Ratings.
In connection with the changes to Columbia Sustainable International Equity Income ETF's Investment Objective, Principal Investment Strategies and tracked index in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia Sustainable International Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective October 14, 2022 (Index Change Date), Columbia Sustainable International Equity Income ETF compares its performance to that of the Beta Advantage® International ESG Equity Income Index (the New Index). Prior to the Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage® Sustainable International Equity Income 100 Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name, tracked index, Investment Objective and Principal Investment Strategies. The returns of the Former Index will be shown for a one-year transition period.
Also, prior to the Index Change Date, the Fund compared its performance to the MSCI World ex USA Value Index, which will change to the MSCI EAFE Value Index, effective the Index Change Date.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Columbia International ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® International ESG Equity Income Index (the Index).

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses an indexing investment approach that seeks to replicate the performance of the Index.
The Fund invests at least 80% of its assets in the component securities of the Index and depositary receipts representing such securities (or if depositary receipts are component securities of the Index, the underlying stocks of such depositary receipts).
The Index was developed and is owned by Columbia Management Investment Advisers, LLC (the Investment Manager). The Index was designed to provide exposure to foreign (developed markets) large- and mid-cap companies (excluding real estate investment trusts (REITs)) that the Investment Manager believes offer total return opportunity, while incorporating the Investment Manager’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The Index holds and the Fund typically invests in foreign companies in at least three countries, other than the U.S.
The Index is comprised of a subset of 100 companies within the MSCI EAFE Index, a third-party index owned by MSCI Inc. Starting with the MSCI EAFE Index, the Index screens to exclude REITs from the Index, screens to include in the Index only companies that have a forward annualized dividend yield of greater than or equal to 1%, and screens to include in the Index only companies that have an ESGM Rating of a 1 or 2, as further described below. The Index also applies screens to exclude companies operating in certain industries or that breach certain international standards and principles (as described below). The resulting companies are then scored on a sector and region relative basis through the application of a systematic, rules-based methodology that focuses on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors. The top 100 highest-scoring securities are then included in the Index, which is market capitalization weighted.
A company’s recognition and management of its material ESG exposures and related disclosures can provide an additional lens through which to understand the quality, leadership, strategic focus, risk management and operational standards of the company. In assessing what the material ESG exposures are for a company, the Investment Manager, through the ESGM Ratings system, draws on the Sustainability Accounting Standards Board (SASB) materiality framework (which may be amended from time to time), in an effort to identify the most financially material ESG risk and opportunity factors for 11 sectors and 77 underlying industries, as defined by the Sustainable Industry Classification System® (SICS®). The ESGM Ratings system seeks to identify and assess potential material ESG factors, essentially material risk and opportunity exposures, in companies. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future.
The ESGM Ratings provide subjective (based on the Investment Manager’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. The ESGM Ratings system draws on the SASB framework, which uses SICS® to group companies based on shared sustainability risks and opportunities, which, as with the SICS® methodology, may change over time. To calculate a company’s ESGM Rating, an ESGM score is calculated for companies in the same SASB® SICS® sector and region, and then these ESGM-scored companies are ranked as follows. A company rating of 1 reflects the Investment Manager’s then-current subjective assessment that the company is managing ESG risks and opportunities in the top quintile of its peers. Conversely, a company rating of 5 reflects the Investment Manager’s then-current subjective assessment that the company is managing its material ESG risks and opportunities in the bottom quintile of its peers. Companies in the MSCI EAFE Index that do not report or publish data relating to their SICS® industry-specific ESG materiality factors under the SASB framework will not receive an ESGM Rating by the Investment Manager and, being unrated, are not eligible for inclusion in the Index.
At Index reconstitution, a company must have an ESGM Rating of 1 or 2 to be eligible for inclusion in the Index. A company’s ESGM Rating may change, including to be downgraded, after Index reconstitution. If a company is subsequently rated a 3, 4 or 5, it will not be removed from the Index until the next reconstitution.
The Index at reconstitution excludes issuers failing certain criteria, which may be changed at any time, with respect to the production, sale or distribution of conventional weapons, controversial weapons and nuclear weapons, tobacco production, thermal coal mining and power generation, and international standards and principles (companies potentially in breach of the United Nations (UN) Global Compact, the International Labour Organization Labour Standards, and the UN Guiding Principles on Business and Human Rights). Certain of these exclusions are based on revenue derived by an issuer above certain thresholds from sectors or activities. For purposes of excluding companies based on breaches of international standards and principles, companies may be assessed as suitable for inclusion in the Index if, in the opinion of the Investment Manager, there are tangible mitigating factors for the company to be held. The exclusions are applied at Index reconstitution, which means that a company will not be removed from the Index between reconstitutions even if it meets the thresholds for exclusion from the Index.
The Index is reconstituted on a quarterly basis in February, May, August, and November.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all of the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the starting universe index by MSCI or the Index by the Investment Manager.
The Fund is passively managed and pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology developed by the Investment Manager to select Index holdings and weightings does not set limits on sector or industry exposures (other than the exclusions described above). To the extent the Index is concentrated in a particular sector or industry, the Fund will be concentrated in that sector or industry.
The Fund reserves the right to substitute a different index for the Index without the approval of the Fund’s shareholders.

Columbia Sustainable U.S. Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated August 12, 2022
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia Sustainable International Equity Income ETF	3/1/2022
Columbia Sustainable U.S. Equity Income ETF	3/1/2022
On August 12, 2022, the Board of Trustees of Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's name, investment objective, principal investment strategies, principal risks, tracked index, and, for Columbia Sustainable International Equity Income ETF only, its performance benchmark, all effective October 14, 2022 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, the Funds' names will change as indicated in the table below. Accordingly, on the Effective Date, all references to Current Fund Names in the Prospectus are hereby deleted and replaced with the New Fund Names.
Current Fund Names	New Fund Names Effective October 14, 2022
Columbia Sustainable International Equity Income ETF	Columbia International ESG Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF	Columbia U.S. ESG Equity Income ETF
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Summary of Columbia Sustainable U.S. Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia Sustainable U.S. Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® U.S. ESG Equity Income Index (the Index).
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia Sustainable U.S. Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
The Fund uses an indexing investment approach that seeks to replicate the performance of the Index. The Fund invests at least 80% of its assets in the component securities of the Index.
The Index was developed and is owned by Columbia Management Investment Advisers, LLC (the Investment Manager). The Index was designed to provide exposure to U.S. large- and mid-cap companies (excluding real estate investment trusts (REITs)) that the Investment Manager believes offer total return opportunity, while incorporating the Investment Manager’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings).
The Index is comprised of a subset of 100 companies within the MSCI USA Index, a third-party index owned by MSCI Inc. Starting with the MSCI USA Index, the Index screens to exclude REITs from the Index, screens to include in the Index only companies that have a forward annualized dividend yield of greater than or equal to 1%, and screens to include in the Index only companies that have an ESGM Rating of a 1 or 2, as further described below. The Index also applies screens to exclude companies operating in certain industries or that breach certain international standards and principles (as described below). The resulting companies are then scored on a sector relative basis through the application of a systematic, rules-based methodology that focuses on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors. The top 100 highest-scoring securities are then included in the Index, which is market capitalization weighted.
A company’s recognition and management of its material ESG exposures and related disclosures can provide an additional lens through which to understand the quality, leadership, strategic focus, risk management and operational standards of the company. In assessing what the material ESG exposures are for a company, the Investment Manager, through the ESGM Ratings system, draws on the Sustainability Accounting Standards Board (SASB) materiality framework (which may be amended from time to time), in an effort to identify the most financially material ESG risk and opportunity factors for 11 sectors and 77 underlying industries, as defined by the Sustainable Industry Classification System® (SICS®). The ESGM Ratings system seeks to identify and assess potential material ESG factors, essentially material risk and opportunity exposures, in companies. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future.
The ESGM Ratings provide subjective (based on the Investment Manager’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. The ESGM Ratings system draws on the SASB framework, which uses SICS® to group companies based on shared sustainability risks and opportunities, which, as with the SICS® methodology, may change over time. To calculate a company’s ESGM Rating, an ESGM score is calculated for companies in the same SASB® SICS® sector and region, and then these ESGM-scored companies are ranked as follows. A company rating of 1 reflects the Investment Manager’s then-current subjective assessment that the company is managing ESG risks and opportunities in the top quintile of its peers. Conversely, a company rating of 5 reflects the Investment Manager’s then-current subjective assessment that the company is managing its material ESG risks and opportunities in the bottom quintile of its peers. Companies in the MSCI USA Index that do not report or publish data relating to their SICS® industry-specific ESG materiality factors under the SASB framework will not receive an ESGM Rating by the Investment Manager and, being unrated, are not eligible for inclusion in the Index.
At Index reconstitution, a company must have an ESGM Rating of 1 or 2 to be eligible for inclusion in the Index. A company’s ESGM Rating may change, including to be downgraded, after Index reconstitution. If a company is subsequently rated a 3, 4 or 5, it will not be removed from the Index until the next reconstitution.
The Index at reconstitution excludes issuers failing certain criteria, which may be changed at any time, with respect to the production, sale or distribution of conventional weapons, controversial weapons and nuclear weapons, tobacco production, thermal coal mining and power generation, and international standards and principles (companies potentially in breach of the United Nations (UN) Global Compact, the International Labour Organization Labour Standards, and the UN Guiding Principles on Business and Human Rights).  Certain of these exclusions are based on revenue derived by an issuer above certain thresholds from sectors or activities. For purposes of excluding companies based on breaches of international standards and principles, companies may be assessed as suitable for inclusion in the Index if, in the opinion of the Investment Manager, there are tangible mitigating factors for the company to be held. The exclusions are applied at Index reconstitution, which means that a company will not be removed from the Index between reconstitutions even if it meets the thresholds for exclusion from the Index.
The Index is reconstituted on a quarterly basis in February, May, August, and November.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all of the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the starting universe index by MSCI or the Index by the Investment Manager.
The Fund is passively managed and pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology developed by the Investment Manager to select Index holdings and weightings does not set limits on sector or industry exposures (other than the exclusions described above). To the extent the Index is concentrated in a particular sector or industry, the Fund will be concentrated in that sector or industry.
The Fund reserves the right to substitute a different index for the Index without the approval of the Fund’s shareholders.
The information under the subsection “Principal Risks” in the “Summary of Columbia Sustainable U.S. Equity Income ETF” section is hereby revised to add Environmental, Social and Governance Investment Research Tools Risk to the list of certain Principal Risks in the first sentence of the subsection, and to replace Index Methodology Risk and Environmental, Social and Governance Investing Risk as follows:
Index Methodology Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index may not follow its stated methodology for construction or errors may be made in Index computation, construction and reconstitution, despite any procedures designed to prevent such occurrences and despite due diligence conducted by the Investment Manager. Errors may result in a negative performance impact to the Fund and its shareholders.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend upon the quality and accuracy of the assumptions and framework (which may be amended over time) upon which these research tools are based, as well as the accuracy and availability of data they employ, which may be based on proprietary and/or third-party research, or may be provided by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index. The inability to assign an ESGM Rating to such companies may also affect the relative ESGM Ratings, and therefore the eligibility for inclusion in the Index, of companies that are assigned ESGM Ratings.
In connection with the changes to Columbia Sustainable U.S. Equity Income ETF's Investment Objective, Principal Investment Strategies and tracked index in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia Sustainable U.S. Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective October 14, 2022 (Index Change Date), Columbia Sustainable U.S. Equity Income ETF compares its performance to that of the Beta Advantage® U.S. ESG Equity Income Index (the New Index). Prior to the Index Change Date, the Fund tracked and compared its performance to that of the Beta Advantage® Sustainable U.S. Equity Income 100 Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name, tracked index, Investment Objective and Principal Investment Strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date, reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® U.S. ESG Equity Income Index (the Index).

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses an indexing investment approach that seeks to replicate the performance of the Index. The Fund invests at least 80% of its assets in the component securities of the Index.
The Index was developed and is owned by Columbia Management Investment Advisers, LLC (the Investment Manager). The Index was designed to provide exposure to U.S. large- and mid-cap companies (excluding real estate investment trusts (REITs)) that the Investment Manager believes offer total return opportunity, while incorporating the Investment Manager’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings).
The Index is comprised of a subset of 100 companies within the MSCI USA Index, a third-party index owned by MSCI Inc. Starting with the MSCI USA Index, the Index screens to exclude REITs from the Index, screens to include in the Index only companies that have a forward annualized dividend yield of greater than or equal to 1%, and screens to include in the Index only companies that have an ESGM Rating of a 1 or 2, as further described below. The Index also applies screens to exclude companies operating in certain industries or that breach certain international standards and principles (as described below). The resulting companies are then scored on a sector relative basis through the application of a systematic, rules-based methodology that focuses on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors. The top 100 highest-scoring securities are then included in the Index, which is market capitalization weighted.
A company’s recognition and management of its material ESG exposures and related disclosures can provide an additional lens through which to understand the quality, leadership, strategic focus, risk management and operational standards of the company. In assessing what the material ESG exposures are for a company, the Investment Manager, through the ESGM Ratings system, draws on the Sustainability Accounting Standards Board (SASB) materiality framework (which may be amended from time to time), in an effort to identify the most financially material ESG risk and opportunity factors for 11 sectors and 77 underlying industries, as defined by the Sustainable Industry Classification System® (SICS®). The ESGM Ratings system seeks to identify and assess potential material ESG factors, essentially material risk and opportunity exposures, in companies. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future.
The ESGM Ratings provide subjective (based on the Investment Manager’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. The ESGM Ratings system draws on the SASB framework, which uses SICS® to group companies based on shared sustainability risks and opportunities, which, as with the SICS® methodology, may change over time. To calculate a company’s ESGM Rating, an ESGM score is calculated for companies in the same SASB® SICS® sector and region, and then these ESGM-scored companies are ranked as follows. A company rating of 1 reflects the Investment Manager’s then-current subjective assessment that the company is managing ESG risks and opportunities in the top quintile of its peers. Conversely, a company rating of 5 reflects the Investment Manager’s then-current subjective assessment that the company is managing its material ESG risks and opportunities in the bottom quintile of its peers. Companies in the MSCI USA Index that do not report or publish data relating to their SICS® industry-specific ESG materiality factors under the SASB framework will not receive an ESGM Rating by the Investment Manager and, being unrated, are not eligible for inclusion in the Index.
At Index reconstitution, a company must have an ESGM Rating of 1 or 2 to be eligible for inclusion in the Index. A company’s ESGM Rating may change, including to be downgraded, after Index reconstitution. If a company is subsequently rated a 3, 4 or 5, it will not be removed from the Index until the next reconstitution.
The Index at reconstitution excludes issuers failing certain criteria, which may be changed at any time, with respect to the production, sale or distribution of conventional weapons, controversial weapons and nuclear weapons, tobacco production, thermal coal mining and power generation, and international standards and principles (companies potentially in breach of the United Nations (UN) Global Compact, the International Labour Organization Labour Standards, and the UN Guiding Principles on Business and Human Rights).  Certain of these exclusions are based on revenue derived by an issuer above certain thresholds from sectors or activities. For purposes of excluding companies based on breaches of international standards and principles, companies may be assessed as suitable for inclusion in the Index if, in the opinion of the Investment Manager, there are tangible mitigating factors for the company to be held. The exclusions are applied at Index reconstitution, which means that a company will not be removed from the Index between reconstitutions even if it meets the thresholds for exclusion from the Index.
The Index is reconstituted on a quarterly basis in February, May, August, and November.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all of the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the starting universe index by MSCI or the Index by the Investment Manager.
The Fund is passively managed and pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology developed by the Investment Manager to select Index holdings and weightings does not set limits on sector or industry exposures (other than the exclusions described above). To the extent the Index is concentrated in a particular sector or industry, the Fund will be concentrated in that sector or industry.
The Fund reserves the right to substitute a different index for the Index without the approval of the Fund’s shareholders.